Inventories, Net (Tables)	12 Months Ended
Jun. 30, 2025
Inventories, Net [Abstract]
Schedule of Inventories, Net

Inventories, net consisted of the following:

	As of June 30,
	2025	2024
	USD	USD
Raw materials	175,152	296,889
Finished goods	87,516	310,528
Others	-	5,747
Total	262,668	613,164
Inventory write-down	-	(12,288)
Inventories, net	262,668	600,876

Schedule of Inventory Write-Down

The movement of inventory write-down was as follows:

	As of June 30,
	2025	2024
	USD	USD
Balance at beginning of the year presented	(12,288)	(4,749)
Write-down provided during the year	-	(7,594)
Write offs during the year	12,378	-
Foreign currency translation adjustment	(90)	55
Balance at end of the year presented	-	(12,288)